Right of Use Assets and Lease Liabilities - Disclosure of right-of-use assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets			$ 4,124,563	$ 4,845,738	$ 4,845,738
Depreciation	$ (192,324)	$ (195,177)	(384,648)	$ (396,871)	(785,306)
Change from lease modification			(167,015)
Transfer to deposit					(5,000)
Additions during the period					69,131
Right of Use Assets	$ 3,572,900		$ 3,572,900		$ 4,124,563